Share Capital and Premium (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 R / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of classes of share capital [line items]
Share capital				$ 16		$ 16	$ 16
Balance at beginning of year	$ 7,145	$ 7,103	$ 7,078
Ordinary shares issued	26	42	25
Balance at end of year	7,171	7,145	7,103
Share premium	$ 7,145	$ 7,103	$ 7,078	7,171		7,145	7,103
Redeemable preference shares held within the group				(53)		(53)	(53)
Share premium, net of treasury shares				7,118		7,092	7,050
Share capital and premium				$ 7,134		7,108	7,066
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				600,000,000
Par value per share | R / shares					R 0.25
Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				2,000,000
Par value per share | R / shares					0.50
Number of shares issued and fully paid | shares				2,000,000
Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				5,000,000
Par value per share | R / shares					0.01
Number of shares issued and fully paid | shares				778,896
Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Treasury shares held within the group | shares				2,778,896
Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				30,000,000
Par value per share | R / shares					0
Authorised
Disclosure of classes of share capital [line items]
Share capital				$ 23		23	23
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital				23		23	23
Authorised | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Authorised | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Authorised | Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital				16		16	16
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital				$ 16		$ 16	$ 16
Par value per share | R / shares					R 0.25
Number of shares issued and fully paid | shares				410,054,615		408,233,760	405,265,315
Issued and fully paid | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				$ 0		$ 0	$ 0
Issued and fully paid | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Treasury shares held within the group
Disclosure of classes of share capital [line items]
Share capital				$ 0		$ 0	$ 0